Investment Properties	12 Months Ended
Dec. 31, 2019
Disclosure Of Investment Property [Abstract]
Investment Properties
14.	INVESTMENT PROPERTIES

(1)	Details of investment properties are as follows (Unit: Korean Won in millions):

	December 31, 2018	December 31, 2019
Acquisition cost	416,796	299,802
Accumulated depreciation	(38,600)	(19,563)

Net carrying value	378,196	280,239

(2)	Changes in investment properties are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2017	2018	2019
Beginning balance(*)	358,497	371,301	178,910
Acquisition	9,872	15,195	70,346
Disposal	(458)	(3,045)	(193)
Depreciation	(3,902)	(4,045)	(2,225)
Transfers from(to) premises and equipment	2,472	7,623	32,394
Classified to assets held for sale	(371)	(10,056)	—
Foreign currencies translation adjustments	(324)	(5)	402
Others	5,515	1,228	605

Ending balance	371,301	378,196	280,239

(*)	199,286 million Won is deducted which was reclassified from the investment properties to premises and equipment at the beginning of the period within the net carrying mount of the previous term.

(3)

Fair value of investment properties amounted to 438,534 million Won and 502,305million Won as of December 31, 2018 and 2019, respectively. The fair value of investment properties has been assessed on the basis of recent similar real estate market price and officially assessed land price in the area of the investment properties, is classified as level 3 on the fair value hierarchy.

(4)

Rental fee earned from investment properties is amounting to 4,579 million Won, 5,080 million Won and 10,106 million Won for the years ended December 31, 2017, 2018 and 2019, respectively. Operating expenses directly related to the investment properties where rental fee was earned amounted to 4,466 million Won, 4,120 million Won and 3,010 million Won for the years ended December 31, 2017, 2018 and 2019.

(5)	The lease payments expected to be received in the future under lease contracts as of December 31, 2018 and 2019 are as follows (Unit: Korean Won in millions):

	December 31, 2018	December 31, 2019
Lease payments:
Within a year	5,454	6,574
More than 1 year and within 2 years	3,702	4,924
More than 2 years and within 3 years	3,009	4,018
More than 3 years and within 4 years	2,619	3,618
More than 4 years and within 5 years	2,222	3,126
More than 5 years	—	241

Total	17,006	22,501